Summary of Business Activities - Additional Information (Detail) $ / shares in Units, $ in Millions				9 Months Ended		12 Months Ended
	Feb. 01, 2016 USD ($)	Oct. 06, 2015 USD ($) $ / shares shares	Aug. 28, 2015 $ / shares	Mar. 26, 2016 USD ($) $ / shares shares	Mar. 28, 2015 USD ($)	Jun. 27, 2015 USD ($) $ / shares	Jun. 28, 2014 USD ($)
Business Description [Line Items]
Reverse stock split			0.485-for-one
Reverse stock split conversion ratio			0.485
Common stock, par value | $ / shares			$ 0.01	$ 0.01		$ 0.01
Payments on Term Facility				$ 428.6	$ 5.6	$ 7.5	$ 5.6
IPO [Member]
Business Description [Line Items]
Underwriter discount, per share | $ / shares		$ 1.045
Underwriter discount, amount		$ 13.4
Accrued offering expense		5.8
Payment for stock issuance cost				3.0
Term Loan Facility [Member]
Business Description [Line Items]
Payments on Term Facility	$ 200.0			$ 428.6
Term Loan Facility [Member] | IPO [Member]
Business Description [Line Items]
Payments on Term Facility		223.0
Common Stock [Member]
Business Description [Line Items]
Issuance of common shares | shares				12,777,325
Proceeds from issuance of public offering, gross		$ 242.8
Common Stock [Member] | IPO [Member]
Business Description [Line Items]
Issuance of common shares | shares		16,675,000
Issuance of common shares, price per share | $ / shares		$ 19.00
Issuance of common shares net of underwriter discount, price per share | $ / shares		$ 17.955
Issuance of common shares | shares		3,897,675
Common Stock [Member] | IPO [Member] | Parent Company [Member]
Business Description [Line Items]
Issuance of common shares | shares		12,777,325